Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities included in the consolidated balance sheet - Aria Energy LLC [Member] - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2008
Current assets:
Accounts receivable		$ 2,092
Inventory		3,034
Related party accounts receivable and advances		88
Prepaid expenses and other current assets		686
Total current assets		5,900
Non current assets:
Property and equipment		4,906
Intangible assets		82,179
Held for sale valuation allowance		(25,293)
Investment in joint ventures		2,342
Total non current assets		64,134
Total assets held for sale		70,034
Current liabilities
Trade accounts payable	$ 824	824
Accrued and other current liabilities	2,066	2,066
Total current liabilities		2,890
Non current liabilities
Below market contracts	6,060	6,060
Asset retirement obligations		3,584
Total non current liabilities		9,644
Total liabilities held for sale	$ 12,534	$ 12,534